XAI Octagon Floating Rate & Alternative Income Term Trust

Schedule of Investments

December 31, 2022 (Unaudited)

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT(b)- 24.09%* (14.01% of Total Investments)
Anchorage Capital CLO 13 LLC, CLO 2021-13A, ER(c)	10.78%	3M US L + 6.70%	04/15/2034	$1,500,000	$1,351,753
Anchorage Capital Clo 16, Ltd., CLO 2021-16A, ER(c)	11.58%	3M US L + 7.35%	01/19/2035	2,000,000	1,754,198
Anchorage Capital CLO 17, Ltd., CLO 2021-17A, E(c)	10.94%	3M US L + 6.86%	07/15/2034	1,250,000	1,057,145
Anchorage Capital CLO 19, Ltd., CLO 2021-19A, F(c)	11.33%	3M US L + 7.25%	10/15/2034	1,000,000	688,767
Anchorage Capital CLO 21, Ltd., CLO 2021-21A, E(c)	11.59%	3M US L + 7.35%	10/20/2034	500,000	433,742
Anchorage Capital CLO 4-R, Ltd., CLO 2018-4RA, E(c)	9.87%	3M US L + 5.50%	01/28/2031	2,000,000	1,658,857
Anchorage Capital CLO 9, Ltd., CLO 2021-9A, ER2(c)	10.90%	3M US L + 6.82%	07/15/2032	2,000,000	1,670,861
Apidos CLO XXVII, CLO 2017-27A, D(c)	10.48%	3M US L + 6.40%	07/17/2030	375,000	328,973
Apidos CLO XXXII, CLO 2020-32A, E(c)	10.99%	3M US L + 6.75%	01/20/2033	250,000	229,785
ARES LI CLO, Ltd., CLO 2021-51A, ER(c)	10.93%	3M US L + 6.85%	07/15/2034	250,000	221,036
ARES Loan Funding III, Ltd., CLO 2022-ALF3A, E(c)	9.77%	3M SOFR + 7.58%	07/25/2035	1,000,000	923,271
Ares LV CLO, Ltd., CLO 2021-55A, ER(c)	10.43%	3M US L + 6.35%	07/15/2034	1,525,000	1,355,111
Atrium IX, CLO 2017-9A, ER(c)	11.19%	3M US L + 6.45%	05/28/2030	900,000	792,102
Atrium XIV LLC, CLO 2018-14A, E(c)	9.73%	3M US L + 5.65%	08/23/2030	500,000	451,089
Battalion CLO, Ltd., CLO 2021-21A, E(c)	10.54%	3M US L + 6.46%	07/15/2034	1,000,000	802,330
Carlyle Global Market Strategies, CLO 2022-2A, D(c)	11.36%	3M SOFR + 7.40%	04/20/2035	800,000	720,390
Carlyle US CLO 2022-5, Ltd., CLO 2022-5A, E(c)	12.01%	3M SOFR + 8.46%	10/15/2035	2,000,000	1,908,182
CIFC Funding 2015-I, Ltd., CLO 2015-1A, ERR(c)	10.32%	3M US L + 6.00%	01/22/2031	500,000	420,343
CIFC Funding 2019-III, Ltd., CLO 2021-3A, DR(c)	10.88%	3M US L + 6.80%	10/16/2034	900,000	816,820
CIFC Funding 2019-V, Ltd., CLO 2021-5A, DR(c)	10.86%	3M US L + 6.78%	01/15/2035	1,000,000	907,309
CIFC Funding 2019-VI, Ltd., CLO 2019-6A, E(c)	11.48%	3M US L + 7.40%	01/16/2033	500,000	461,363
CIFC Funding 2022-I, Ltd., CLO 2022-1A, E(c)	10.26%	3M SOFR + 6.40%	04/17/2035	2,000,000	1,767,878
CIFC Funding 2022-III, Ltd., CLO 2022-3A, E(c)	11.26%	3M SOFR + 7.27%	04/21/2035	850,000	780,899
Elmwood CLO 18, Ltd., CLO 2022-5A, E(c)	10.99%	3M SOFR + 7.76%	07/17/2033	600,000	560,278
Elmwood CLO II, Ltd., CLO 2021-2A, DR(c)	7.24%	3M US L + 3.00%	04/20/2034	1,250,000	1,176,456
Elmwood CLO VI, Ltd., CLO 2021-3A, ER(c)	10.74%	3M US L + 6.50%	10/20/2034	750,000	680,042
Elmwood CLO XI, Ltd., CLO 2021-4A, E(c)	10.24%	3M US L + 6.00%	10/20/2034	750,000	660,046
HPS Loan Management, Ltd., CLO 2017-11A, F(c)	12.38%	3M US L + 7.85%	05/06/2030	1,000,000	811,962
Madison Park Funding LX, Ltd., CLO 2022-60A, E(c)	8.95%	3M SOFR + 8.95%	10/25/2035	1,250,000	1,212,500
Madison Park Funding XLVIII, Ltd., CLO 2021-48A, E(c)	10.48%	3M US L + 6.25%	04/19/2033	1,500,000	1,374,661
Madison Park Funding XVII, Ltd., CLO 2015-17A, FR(c)	11.76%	3M US L + 7.48%	07/21/2030	1,000,000	743,717
Madison Park Funding XXXVII, Ltd., CLO 2021-37A, ER(c)	10.23%	3M US L + 6.15%	07/15/2033	750,000	682,896
Magnetite XXIV, Ltd., CLO 2022-24A, ER(c)	10.26%	3M SOFR + 6.40%	04/15/2035	500,000	441,883
Neuberger Berman Loan Advisers CLO 24, Ltd., CLO 2017-24A, E(c)	10.25%	3M US L + 6.02%	04/19/2030	1,000,000	903,297
Neuberger Berman Loan Advisers CLO 32, Ltd., CLO 2021-32A, ER(c)	10.33%	3M US L + 6.10%	01/20/2032	1,500,000	1,348,514
OHA Credit Funding 11, Ltd., CLO 2022-11A, E(c)	11.21%	3M SOFR + 7.25%	07/19/2033	550,000	502,056
OHA Credit Funding 2, Ltd., CLO 2021-2A, ER(c)	10.64%	3M US L + 6.36%	04/21/2034	1,000,000	890,616
OHA Credit Funding 5, Ltd., CLO 2020-5A, E(c)	10.44%	3M US L + 6.25%	04/18/2033	1,000,000	894,054
OHA Credit Funding 7, Ltd., CLO 2022-7A, ER(c)	10.21%	3M SOFR + 6.25%	02/24/2037	900,000	790,202
OHA Credit Funding 9, Ltd., CLO 2021-9A, E(c)	10.48%	3M US L + 6.25%	07/19/2035	1,000,000	887,982
Rad CLO 10, Ltd., CLO 2021-10A, E(c)	10.17%	3M US L + 5.85%	04/23/2034	2,000,000	1,719,185

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT(b) (continued)
Rad CLO 11, Ltd., CLO 2021-11A, E(c)	10.33%	3M US L + 6.25%	04/15/2034	$1,300,000	$1,120,843
Rad CLO 12, Ltd., CLO 2021-12A, E(c)	10.76%	3M US L + 6.35%	10/30/2034	2,000,000	1,748,971
Regatta VII Funding, Ltd., CLO 2021-1A, ER2(c)	11.15%	3M US L + 6.40%	06/20/2034	1,000,000	845,461
Regatta VIII Funding, Ltd., CLO 2017-1A, E(c)	10.18%	3M US L + 6.10%	10/17/2030	500,000	452,302
Regatta XII Funding, Ltd., CLO 2021-1A, ER(c)	10.43%	3M US L + 6.35%	10/15/2032	500,000	449,220
Regatta XIV Funding, Ltd., CLO 2018-3A, E(c)	10.31%	3M US L + 5.95%	10/25/2031	750,000	622,620
Regatta XIX Funding, Ltd., CLO 2022-1A, E(c)	10.84%	3M SOFR + 6.88%	04/20/2035	500,000	456,308
Regatta XVI Funding, Ltd., CLO 2019-2A, E(c)	11.08%	3M US L + 7.00%	01/15/2033	1,000,000	900,545
Regatta XXII Funding, Ltd., CLO 2022-2A, E(c)	11.24%	3M SOFR + 7.19%	07/20/2035	1,350,000	1,233,107
Regatta XXIII Funding, Ltd., CLO 2021-4A, E(c)	10.94%	3M US L + 6.70%	01/20/2035	1,250,000	1,126,477
Regatta XXIV Funding, Ltd., CLO 2021-5A, E(c)	11.04%	3M US L + 6.80%	01/20/2035	250,000	224,110
RR 19, Ltd., CLO 2021-19A, D(c)	10.58%	3M US L + 6.50%	10/15/2035	500,000	454,676
Sound Point CLO II, Ltd., CLO 2013-1A, B2R(c)	9.83%	3M US L + 5.50%	01/26/2031	250,000	170,499
Sound Point CLO XVIII, Ltd., CLO 2017-4A, D(c)	9.74%	3M US L + 5.50%	01/21/2031	500,000	338,576
Symphony CLO XXI, Ltd., CLO 2019-21A ER, ER(c)	10.68%	3M US L + 6.60%	07/15/2032	1,000,000	873,474
Symphony CLO XXIV, Ltd., CLO 2021-24A, E(c)	11.32%	3M US L + 7.00%	01/23/2032	1,000,000	897,388
THL Credit Wind River 2019-1 CLO, Ltd., CLO 2021-1A, ER(c)	10.84%	3M US L + 6.60%	07/20/2034	875,000	699,749
THL Credit Wind River CLO, Ltd., CLO 2017-4A, E(c)	10.48%	3M US L + 5.80%	11/20/2030	500,000	401,268
THL Credit Wind River CLO, Ltd., CLO 2021-1A, EE(c)	11.25%	3M US L + 7.06%	04/18/2036	1,500,000	1,209,880
Voya CLO 2020-2, Ltd., CLO 2021-2A, ER(c)	10.63%	3M US L + 6.40%	07/19/2034	1,125,000	999,775
Wind River 2021-3 CLO, Ltd., CLO 2021-3A, E(c)	10.84%	3M US L + 6.60%	07/20/2033	1,000,000	855,753
Total Collateralized Loan Obligations Debt (Cost $60,232,407)				$61,550,000	$53,863,553

COLLATERALIZED LOAN OBLIGATIONS EQUITY(e)- 60.53%* (35.19% of Total Investments)
ALM 2020, Ltd., CLO 2020-1A, SUB(c)	N/A	Estimated yield of 0.00%	10/15/2029	5,000,000	1,749,350
Anchorage Capital CLO 13 LLC, CLO 2019-13A, SUB(c)	N/A	Estimated yield of 18.42%	04/15/2034	7,000,000	4,566,800
Anchorage Capital Clo 16, Ltd., CLO 2020-16A, SUB(c)(d)	N/A	Estimated yield of 19.21%	01/19/2035	2,500,000	1,477,575
Anchorage Capital CLO 18, Ltd., CLO 2021-18A, SUB(c)(d)	N/A	Estimated yield of 21.97%	04/15/2034	850,000	559,978
Anchorage Capital CLO 19, Ltd., CLO 2021-19A, SUB(c)(d)	N/A	Estimated yield of 19.14%	10/15/2034	7,000,000	4,091,500
Anchorage Capital CLO 1-R, Ltd., CLO 2018-1RA, SUB(c)(d)	N/A	Estimated yield of 0.68%	04/13/2031	4,150,000	1,767,564
Anchorage Capital CLO 20, Ltd., CLO 2021-20A, SUB(c)(d)	N/A	Estimated yield of 18.03%	01/20/2035	1,750,000	1,106,688
Anchorage Capital CLO 3-R, Ltd., CLO 2014-3RA, SUB(c)(d)	N/A	Estimated yield of 0.00%	01/28/2031	1,400,000	462,518
Anchorage Capital CLO 7, Ltd., CLO 2015-7A, SUBA(c)(d)	N/A	Estimated yield of 0.00%	01/28/2031	1,750,000	506,187
Apidos CLO XXVII, CLO 2017-27A, SUB(c)(d)	N/A	Estimated yield of 0.00%	07/17/2030	1,300,000	356,681
ARES LI CLO, Ltd., CLO 2019-51A, SUB(c)(d)	N/A	Estimated yield of 21.06%	07/15/2034	2,646,041	1,545,566

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY(e) (continued)
ARES LI CLO, Ltd., CLO 2019-51A, INC(c)(d)	N/A	Estimated yield of 21.33%	07/15/2034	$1,699,959	$992,955
Ares XLI Clo, Ltd., CLO 2016-41A, SUB(c)(d)	N/A	Estimated yield of 20.28%	04/15/2034	2,343,500	988,863
ARES XLIV CLO, Ltd., CLO 2017-44A, SUB(c)	N/A	Estimated yield of 20.07%	04/15/2034	2,845,572	1,016,424
Battalion Clo XV, Ltd., CLO 2020-15A, SUB(c)	N/A	Estimated yield of 20.70%	01/17/2033	4,500,000	2,996,312
Battalion Clo XVI, Ltd., CLO 2019-16A, SUB(c)	N/A	Estimated yield of 23.24%	12/19/2032	3,500,000	2,138,850
Carbone Clo, Ltd., CLO 2017-1A, SUB(c)(d)	N/A	Estimated yield of 0.00%	01/20/2031	7,850,000	3,352,625
Carlyle Global Market Strategies CLO, Ltd., CLO 2013-1A, SUB(c)(d)	N/A	Estimated yield of 0.00%	08/14/2030	3,500,000	632,695
CARLYLE US CLO 2021-5, Ltd., CLO 2021-5A, SUB(c)(d)	N/A	Estimated yield of 18.33%	07/20/2034	4,000,000	2,695,952
CARLYLE US CLO 2021-6, Ltd., CLO 2021-6A, SUB(c)(d)	N/A	Estimated yield of 22.67%	07/15/2034	1,000,000	575,082
Carlyle US CLO, Ltd., CLO 2020-4A, SUBA(c)(d)	N/A	Estimated yield of 23.30%	04/15/2035	8,740,000	6,831,542
Carlyle US CLO, Ltd., CLO 2018-2A, SUB(c)(d)	N/A	Estimated yield of 6.97%	10/15/2031	933,000	320,578
Catamaran CLO, Ltd., CLO 2015-1A, SUB(c)	N/A	Estimated yield of 0.00%	04/22/2027	750,000	352
CIFC Funding 2017-III, Ltd., CLO 2017-3A, SUB(c)(d)	N/A	Estimated yield of 0.00%	07/20/2030	1,400,000	435,050
CIFC Funding 2017-V, Ltd., CLO 2017-5A, SUB(c)	N/A	Estimated yield of 0.00%	11/16/2030	4,500,000	1,609,605
CIFC Funding 2018-I, Ltd., CLO 2018-1A, SUB(c)	N/A	Estimated yield of 0.59%	04/18/2031	3,250,000	1,518,946
CIFC Funding 2018-III, Ltd., CLO 2018-3A, SUB(c)(d)	N/A	Estimated yield of 6.52%	07/18/2031	3,000,000	1,197,606
CIFC Funding 2019-III, Ltd., CLO 2019-3A, SUB(c)	N/A	Estimated yield of 20.36%	10/16/2034	750,000	523,516
CIFC Funding 2019-V, Ltd., CLO 2019-5A, SUB(c)	N/A	Estimated yield of 22.98%	01/15/2035	1,000,000	715,899
CIFC Funding 2019-V, Ltd., CLO 2019-5A, INC(c)	N/A	Estimated yield of 21.97%	01/15/2035	2,500,000	1,789,747
CIFC Funding 2020-II, Ltd., CLO 2020-2A, INC(c)(d)	N/A	Estimated yield of 31.92%	10/20/2034	1,000,000	748,332
CIFC Funding 2020-III, Ltd., CLO 2020-3A, SUB(c)(d)	N/A	Estimated yield of 22.09%	10/20/2034	150,000	115,087
CIFC Funding 2021-II, CLO 2021-2A, SUB(c)	N/A	Estimated yield of 18.95%	04/15/2034	4,000,000	2,990,000
CIFC Funding 2021-VII, Ltd., CLO 2021-7A, SUB(c)	N/A	Estimated yield of 21.64%	01/23/2035	1,000,000	722,199
Dryden 43 Senior Loan Fund, CLO 2016-43A, SUB(c)(d)	N/A	Estimated yield of 18.21%	04/20/2034	5,000,000	2,752,020
Dryden 87 CLO, Ltd., CLO 2021-87A, SUB(c)(d)	N/A	Estimated yield of 18.97%	05/20/2034	2,000,000	1,517,194
Dryden 95 CLO, Ltd., CLO 2021-95A, SUB(c)(d)	N/A	Estimated yield of 19.05%	08/20/2034	3,500,000	2,526,360

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY(e) (continued)
Elmwood CLO I, Ltd., CLO 2019-1A, SUB(c)	N/A	Estimated yield of 14.06%	10/20/2033	$6,000,000	$3,595,824
Elmwood CLO II, Ltd., CLO 2019-2A, SUB(c)	N/A	Estimated yield of 17.27%	04/20/2034	6,500,000	4,711,850
Elmwood CLO III, Ltd., CLO 2019-3A, SUB(c)	N/A	Estimated yield of 16.13%	10/20/2034	5,250,000	3,520,020
Elmwood CLO VII, Ltd., CLO 2020-4A, SUB(c)	N/A	Estimated yield of 17.13%	01/17/2034	8,350,000	6,058,835
Elmwood CLO VIII, Ltd., CLO 2021-1A, SUB(c)(d)	N/A	Estimated yield of 16.11%	01/20/2034	5,000,000	3,682,755
Invesco CLO, Ltd., CLO 2021-2A, SUB(c)(d)(f)	N/A	Estimated yield of 18.06%	07/15/2034	5,000,000	3,058,130
Invesco CLO, Ltd., CLO 2021-2A, SUB(c)(d)	N/A	Estimated yield of 0.00%	07/15/2034	500,000	123,860
Invesco CLO, Ltd., CLO 2021-1A, SUB(c)(d)	N/A	Estimated yield of 20.63%	04/15/2034	3,000,000	2,068,062
Madison Park Funding XVIII, Ltd., CLO 2015-18A, SUB(c)(d)	N/A	Estimated yield of 0.00%	10/21/2030	4,000,000	1,357,840
Madison Park Funding XX, Ltd., CLO 2016-20A, SUB(c)	N/A	Estimated yield of 11.48%	07/27/2030	1,740,000	664,614
Madison Park Funding XXIX, Ltd., CLO 2018-29A, SUB(c)(d)	N/A	Estimated yield of 12.44%	10/18/2047	3,750,000	1,894,841
Madison Park Funding XXVIII, Ltd., CLO 2018-28A, SUB(c)(d)	N/A	Estimated yield of 10.55%	07/15/2030	5,000,000	2,723,860
Madison Park Funding XXXVII, Ltd., CLO 2019-37A, SUB(c)(d)	N/A	Estimated yield of 25.92%	07/15/2049	5,500,000	3,878,050
Niagara Park Clo, Ltd., CLO 2019-1A, SUB(c)(d)	N/A	Estimated yield of 22.99%	07/17/2032	2,648,000	1,459,313
NYACK Park CLO, Ltd., CLO 2021-1A, SUB(c)(d)	N/A	Estimated yield of 20.95%	10/20/2034	1,000,000	751,580
Oak Hill Credit Partners X-R, Ltd., CLO 2014-10RA, SUB(c)(d)	N/A	Estimated yield of 19.81%	04/20/2034	6,673,000	2,601,256
OHA Credit Partners XI, Ltd., CLO 2015-11A, SUB(c)(d)	N/A	Estimated yield of 16.30%	01/20/2032	2,750,000	1,280,400
OHA Credit Partners XII, Ltd., CLO 2016-12A, SUB(c)(d)	N/A	Estimated yield of 12.17%	07/23/2030	1,500,000	707,024
Point Au Roche Park CLO, Ltd., CLO 2021-1A, SUB(c)(d)	N/A	Estimated yield of 18.07%	07/20/2034	5,000,000	3,459,945
Recette Clo, Ltd., CLO 2015-1A, SUB(c)(f)	N/A	Estimated yield of 19.78%	04/20/2034	10,400,000	3,744,229
Recette Clo, Ltd., CLO 2015-1A, SUB(c)(d)	N/A	Estimated yield of 0.10%	04/20/2034	10,400,000	31,096
Regatta XVIII Funding, Ltd., CLO 2021-1A, SUB(c)(d)	N/A	Estimated yield of 16.03%	01/15/2034	7,175,322	4,925,894
Regatta XXIV Funding, Ltd., CLO 2021-5A, SUB(c)	N/A	Estimated yield of 16.22%	01/20/2035	5,000,000	3,273,145
Rockland Park CLO, Ltd., CLO 2021-1A, M1(c)(d)	N/A	Estimated yield of 35.10%	04/20/2034	9,000,000	29,700
Rockland Park CLO, Ltd., CLO 2021-1A, M2(c)(d)	N/A	Estimated yield of 39.95%	04/20/2034	9,000,000	99,360
Rockland Park CLO, Ltd., CLO 2021-1A, SUB(c)(d)	N/A	Estimated yield of 17.41%	04/20/2034	9,000,000	5,478,849
Sixth Street CLO XVII, Ltd., CLO 2021-17A, SUB(c)(d)	N/A	Estimated yield of 17.02%	01/20/2034	1,100,000	772,990
Sound Point CLO III, Ltd., CLO 2017-3A, SUB(c)(d)	N/A	Estimated yield of 0.00%	10/20/2030	1,500,000	276,945
Sound Point CLO VI-R, Ltd., CLO 2014-2RA, SUB(c)(d)	N/A	Estimated yield of 0.00%	10/20/2031	2,000,000	63,400
THL Credit Wind River CLO, Ltd., CLO 2018-3A, SUB(c)(d)	N/A	Estimated yield of 19.38%	01/20/2031	3,000,000	1,624,200
THL Credit Wind River CLO, Ltd., CLO 2018-2A, SUB(c)(d)	N/A	Estimated yield of 12.25%	07/15/2030	3,031,000	1,202,840
Thompson Park CLO, Ltd., CLO 2021-1A, SUB(c)(d)	N/A	Estimated yield of 20.20%	04/15/2034	4,000,000	3,177,976
Webster Park CLO, Ltd., CLO 2016-1A, SUB(c)(d)	N/A	Estimated yield of 8.13%	07/20/2030	9,000,400	3,168,879
Wind River CLO, Ltd., CLO 2016-1A, SUB(c)(d)	N/A	Estimated yield of 0.00%	07/15/2028	4,000,000	6,520
Total Collateralized Loan Obligations Equity (Cost $176,740,358)				$276,825,794	$135,368,280

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
CORPORATE BONDS - 4.89%* (2.84% of Total Investments)
Chemicals - 0.15% (0.09% of Total Investments)
Herens Holdco Sarl, Senior Secured(c)	4.75%	N/A	05/15/2028	$444,000	$331,890

Diversified Consumer Services - 0.21% (0.12% of Total Investments)
Sabre GLBL, Inc., Senior Secured(c)	11.25%	N/A	12/15/2027	461,000	476,886

Diversified Telecommunication Services - 1.02% (0.60% of Total Investments)
Altice Financing SA, Senior Secured(c)	5.75%	N/A	08/15/2029	1,197,000	943,309
Altice France SA, Senior Secured(c)	5.50%	N/A	10/15/2029	667,000	507,654
Consolidated Communications, Inc., Senior Secured(c)	5.00%	N/A	10/01/2028	1,125,000	829,451
Total Diversified Telecommunication Services				2,989,000	2,280,414

Electronic Equipment, Instruments & Components - 0.06% (0.03% of Total Investments)
Coherent Corp., Senior Unsecured(c)	5.00%	N/A	12/15/2029	146,000	125,905

Health Care Equipment & Supplies - 0.28% (0.16% of Total Investments)
Medline Borrower LP, Senior Unsecured(c)	5.25%	N/A	10/01/2029	62,000	49,311
Mozart Debt Merger Sub, Inc., Senior Secured(c)	3.88%	N/A	04/01/2029	727,000	585,933
Total Health Care Equipment & Supplies				789,000	635,244

Health Care Technology - 0.47% (0.27% of Total Investments)
AthenaHealth Group, Inc., Senior Unsecured(c)	6.50%	N/A	02/15/2030	1,411,000	1,042,714

Hotels, Restaurants & Leisure - 0.83% (0.48% of Total Investments)
CEC Entertainment LLC, Senior Secured(c)	6.75%	N/A	05/01/2026	470,000	435,925
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., Senior Unsecured(c)	6.75%	N/A	01/15/2030	328,000	264,975
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, Senior Unsecured(c)	5.00%	N/A	06/01/2029	529,000	459,802
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Senior Unsecured(c)	6.63%	N/A	03/01/2030	205,000	173,163
SeaWorld Parks & Entertainment, Inc., Senior Unsecured(c)	5.25%	N/A	08/15/2029	600,000	522,433
Total Hotels, Restaurants & Leisure				2,132,000	1,856,298

Industrial Conglomerates - 0.18% (0.11% of Total Investments)
MajorDrive Holdings IV LLC, Senior Unsecured(c)	6.38%	N/A	06/01/2029	545,000	406,638

IT Services - 0.05% (0.03% of Total Investments)
Avaya, Inc., Senior Secured(c)	6.13%	N/A	09/15/2028	345,000	105,225

Machinery - 0.36% (0.20% of Total Investments)
Chart Industries, Inc., Senior Secured(c)	7.50%	N/A	01/01/2030	472,000	473,907
Chart Industries, Inc., Senior Unsecured(c)	9.50%	N/A	01/01/2031	316,000	324,367
Total Machinery				788,000	798,274

Media - 0.03% (0.02% of Total Investments)
Audacy Capital Corp., Senior Secured(c)	6.75%	N/A	03/31/2029	390,000	68,477

Professional Services - 0.43% (0.25% of Total Investments)
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., Senior Secured(c)	6.00%	N/A	11/01/2029	1,176,000	961,889

Software - 0.43% (0.25% of Total Investments)
Condor Merger Sub, Inc., Senior Unsecured(c)	7.38%	N/A	02/15/2030	1,102,000	878,052
Open Text Corp., Senior Secured(c)	6.90%	N/A	12/01/2027	91,000	91,323
Total Software				1,193,000	969,375

Transportation Infrastructure - 0.39% (0.23% of Total Investments)
Uber Technologies, Inc., Senior Unsecured(c)	4.50%	N/A	08/15/2029	1,000,000	871,250

Total Corporate Bonds (Cost $13,648,470)				$13,809,000	$10,930,479

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SECURED SECOND LIEN LOANS(b) - 4.15%* (2.41% of Total Investments)
Aerospace & Defense - 0.84% (0.49% of Total Investments)
Amentum Government Services Holdings LLC, TL	12.18%	3M SOFR + 7.50%	02/15/2030	$2,016,807	$1,830,252
New Constellis Borrower LLC, Series B	15.38%	1M US L + 11.00%	03/27/2025	107,755	51,903
Total Aerospace & Defense				2,124,562	1,882,155

Air Freight & Logistics - 0.20% (0.11% of Total Investments)
LaserShip, Inc., Initial	12.23%	3M US L + 7.50%	05/07/2029	745,852	440,053

Building Products - 0.25% (0.14% of Total Investments)
Diversitech Holdings, INC. TL	11.48%	3M US L + 6.75%	12/21/2029	468,750	412,500
Visual Comfort Group, Inc. (fka VC GB Holdings, Inc.)(aka Visual Comfort Generation Brands), Initial 2nd Lien Term Loan	11.13%	1M US L + 6.75%	07/23/2029	169,492	140,395
Total Building Products				638,242	552,895

Chemicals - 0.10% (0.06% of Total Investments)
CP Iris Holdco I, Inc., Initial	11.38%	1M US L + 7.00%	10/01/2029	258,621	217,241

Commercial Services & Supplies - 0.29% (0.17% of Total Investments)
AVSC Holding Corp., Initial	11.42%	1M US L + 7.25%	09/01/2025	805,556	646,313

Communications Equipment - 0.16% (0.09% of Total Investments)
Global Tel*Link Corp., 2nd Lien	14.09%	3M SOFR + 10.00%	11/29/2026	347,222	260,851
MLN US Holdco LLC(g)	N/A	L + 11.12%	10/18/2027	128,761	101,078
Total Communications Equipment				475,983	361,929

Construction & Engineering - 0.11% (0.07% of Total Investments)
DG Investment Intermediate Holdings 2, Inc., 2nd Lien	10.82%	1M US L + 6.75%	03/30/2029	292,804	257,179

Diversified Consumer Services - 0.56% (0.32% of Total Investments)
KUEHG Corp.	12.98%	3M US L + 8.25%	08/22/2025	800,000	762,800
Travelport Finance Luxembourg Sarl, 2021 Consented	9.73%	3M US L + 6.75%	05/29/2026	581,016	392,668
TruGreen LP, Initial	12.91%	3M US L + 8.50%	11/02/2028	125,392	91,536
Total Diversified Consumer Services				1,506,408	1,247,004

Diversified Financial Services - 0.35% (0.21% of Total Investments)
Edelman Financial Center LLC, Initial	11.13%	1M US L + 6.75%	07/20/2026	626,984	561,934
Nexus Buyer LLC, TL	10.63%	1M US L + 6.25%	11/05/2029	245,536	226,610
Total Diversified Financial Services				872,520	788,544

Electronic Equipment, Instruments & Components - 0.03% (0.02% of Total Investments)
Infinite Bidco LLC, Initial	11.73%	3M US L + 7.00%	03/02/2029	69,869	63,930

Health Care Providers & Services - 0.06% (0.04% of Total Investments)
Verscend Holding Corp., Initial	11.38%	1M US L + 7.00%	04/02/2029	135,802	133,765

Insurance - 0.38% (0.22% of Total Investments)
Asurion LLC, New B-4	9.63%	1M US L + 5.25%	01/20/2029	1,104,603	853,703

Professional Services - 0.07% (0.04% of Total Investments)
National Intergovernmental Purchasing Alliance Co.	12.08%	3M US L + 7.50%	05/26/2026	169,482	166,093

Software - 0.75% (0.43% of Total Investments)
Ascend Learning 11/21 2nd Lien TL	10.13%	1M US L + 5.75%	12/10/2029	462,963	395,255
DCert Buyer, Inc., First Amendment Refinancing	11.70%	3M US L + 7.00%	02/19/2029	156,627	142,373
EagleView Technology Corp., Term Loan 2nd Lien	12.23%	3M US L + 7.50%	08/14/2026	198,167	172,406
MH Sub I LLC, 2021 Replacement	10.65%	1M SOFR + 6.25%	02/23/2029	1,000,000	891,250

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SECURED SECOND LIEN LOANS(b) (continued)
Software (continued)
Ultimate Software 11/21 2nd Lien TL	9.00%	3M US L + 5.25%	05/03/2027	$75,676	$69,281
Total Software				1,893,433	1,670,565

Total Secured Second Lien Loans (Cost $10,985,510)				$11,093,737	$9,281,369

SENIOR SECURED FIRST LIEN LOANS(b) - 78.24%* (45.49% of Total Investments)
Aerospace & Defense - 2.01% (1.17% of Total Investments)
Amentum Government Services Holdings LLC TLD 1L	8.12%	3M SOFR + 4.00%	02/15/2029	1,868,703	1,816,734
Constellis Holdings LLC, Priority	11.88%	1M US L + 7.50%	03/27/2024	119,765	99,105
Peraton Corp., B	8.13%	1M US L + 3.75%	02/01/2028	1,101,188	1,073,428
Spirit AeroSystems, Inc. TL 1L(g)	N/A	L + 8.45%	01/15/2027	114,656	113,617
TransDigm Inc., TLH	7.57%	3M SOFR + 3.25%	02/22/2027	75,739	75,370
Vertex Aerospace 11/21	7.88%	1M US L + 3.50%	12/06/2028	1,348,572	1,322,869
Total Aerospace & Defense				4,628,623	4,501,123

Air Freight & Logistics - 0.55% (0.32% of Total Investments)
Brown Group Hldg TLB2 1L	7.84%	1M SOFR + 3.75%	07/02/2029	286,046	284,750
LaserShip, Inc., Initial	9.23%	3M US L + 4.50%	05/07/2028	1,324,449	943,113
Total Air Freight & Logistics				1,610,495	1,227,863

Airlines - 0.80% (0.47% of Total Investments)
United AirLines, Inc., Class B	8.11%	3M US L + 3.75%	04/21/2028	1,817,858	1,791,608

Auto Components - 1.93% (1.12% of Total Investments)
Dealer Tire Financial LLC, B-1	8.82%	1M US L + 4.25%	12/12/2025	1,101,959	1,085,980
First Brands Group, LLC, Refinanced	8.37%	6M SOFR + 5.00%	03/30/2027	570,021	538,100
FIRST BRANDS GROUP, LLC, TL(g)	N/A	L + 9.79%	03/30/2027	486,473	457,892
Gopher Resource, Llc Tlb	7.63%	1M US L + 3.25%	03/06/2025	492,229	327,333
IXS Holdings, Inc., Initial	7.82%	3M US L + 4.25%	03/05/2027	1,615,295	1,264,776
LS Group Opco Acquisition LLC, Initial	6.58%	3M US L + 3.25%	11/02/2027	321,531	316,306
LTR Intermediate Holdings, Inc., Initial	9.18%	3M US L + 4.50%	05/05/2028	367,298	333,477
Total Auto Components				4,954,806	4,323,864

Automobiles - 0.55% (0.32% of Total Investments)
American Axle & Manufacturing, Inc., TLB	7.90%	1M SOFR + 3.50%	12/13/2029	227,005	221,709
Driven Holdings LLC, TLB	7.74%	3M US L + 3.00%	12/17/2028	97,928	92,542
RVR Dealership Holdings LLC, B	8.17%	1M SOFR + 3.75%	02/08/2028	1,004,830	922,766
Total Automobiles				1,329,763	1,237,017

Banks - 0.19% (0.11% of Total Investments)
Blackstone Mortgage Trust, Inc.	7.82%	1M SOFR + 3.50%	05/09/2029	444,950	434,939

Beverages - 0.12% (0.07% of Total Investments)
Triton Water Holdings, Inc., Initial	8.23%	3M US L + 3.50%	03/31/2028	294,672	273,013

Building Products - 1.69% (0.98% of Total Investments)
Cornerstone Building Brands, Inc., Tranche B	7.57%	1M US L + 3.25%	04/12/2028	383,448	342,776
Foundation Building Materials, Inc., Initial	7.66%	3M US L + 3.25%	01/31/2028	222,779	210,359
LHS Borrower	8.94%	1M SOFR + 4.75%	02/16/2029	911,166	741,461
Osmosis Buyer, Ltd., Initial B	7.97%	1M SOFR + 3.75%	07/31/2028	1,288,930	1,212,135
Park River Holdings, Inc., Initial	6.99%	3M US L + 3.25%	12/28/2027	94,868	82,653
Snap One 11/21 Cov-Lite TLB	8.88%	1M US L + 4.50%	12/08/2028	756,540	690,342

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Building Products (continued)
Visual Comfort Group, Inc. (fka VC GB Holdings, Inc.)(aka Visual Comfort Generation Brands), Initial 1st Lien Term Loan	7.88%	1M US L + 3.50%	07/21/2028	$321,428	$288,884
White Cap Buyer LLC, Initial Closing Date	8.07%	1M SOFR + 3.75%	10/19/2027	218,134	210,578
Total Building Products				4,197,293	3,779,188

Capital Markets - 0.73% (0.42% of Total Investments)
Hudson River Trading LLC, Term Loan	7.44%	3M SOFR + 3.00%	03/20/2028	1,725,592	1,628,838

Chemicals - 2.62% (1.52% of Total Investments)
Ascend Performance Materials Operations LLC, 2021 Refinancing	8.83%	3M US L + 4.75%	08/27/2026	362,178	340,175
CP Iris Holdco I, Inc.
Initial	7.88%	1M US L + 3.50%	10/02/2028	271,746	200,277
CPC Acquisition Corp., Initial	8.48%	3M US L + 3.75%	12/29/2027	110,101	79,163
Discovery Purchaser Corporation TL 1L	7.97%	1M SOFR + 4.38%	10/04/2029	657,246	597,601
Herens Holdco S.a r.l., Facility B	8.73%	3M US L + 4.00%	07/03/2028	601,519	549,638
Hexion Holdings Corp. TL 1L	8.93%	3M SOFR + 4.50%	03/15/2029	848,324	726,165
Ineos US Finance LLC, TLB	8.17%	1M SOFR + 3.75%	11/08/2027	240,394	236,274
LSF11 A5 HoldCo, LLC TLB 1L	7.94%	1M SOFR + 3.50%	10/15/2028	548,210	528,886
Lummus Technology Holdings V LLC, 2021 Refinancing B	7.88%	1M US L + 3.50%	06/30/2027	49,224	47,053
Olympus Water US Holding Corp.
Olympus Water US Holding Corporation TLB	9.18%	3M SOFR + 4.50%	11/09/2028	331,744	320,797
Olympus Water US Holding Corporation	8.50%	3M US L + 3.75%	11/09/2028	345,899	331,295
PMHC II, Inc. TL	8.49%	3M SOFR + 4.25%	04/21/2029	1,442,883	1,215,773
Polar US Borrower LLC, Initial	9.09%	3M US L + 4.75%	10/15/2025	852,581	684,622
Total Chemicals				6,662,049	5,857,719

Commercial Services & Supplies - 2.21% (1.29% of Total Investments)
Allied Universal Holdco LLC, Initial U.S. Dollar	7.82%	1M US L + 3.75%	05/12/2028	977,107	926,425
Ankura Consulting Group LLC, Closing Date	8.94%	1M SOFR + 4.50%	03/17/2028	176,571	165,535
BRIGHTVIEW LANDSCAPES, LLC TLB1L	7.57%	1M SOFR + 3.25%	04/20/2029	1,269,145	1,219,965
Garda World Security Corporation TLB 1L	8.53%	3M SOFR + 4.25%	02/01/2029	1,295,939	1,244,102
Viad Corp, Initial	9.38%	1M US L + 5.00%	07/30/2028	1,481,250	1,392,375
Total Commercial Services & Supplies				5,200,012	4,948,402

Communications Equipment - 0.52% (0.30% of Total Investments)
Casa Systems, Inc., Initial	8.07%	1M US L + 4.00%	12/20/2023	896,599	780,041
Global Tel*Link Corp., 2018	8.59%	3M SOFR + 4.25%	11/29/2025	445,473	382,830
Total Communications Equipment				1,342,072	1,162,871

Construction & Engineering - 1.40% (0.81% of Total Investments)
BROOKFIELD WEC HOLDINGS INC.TL 1L	8.07%	1M SOFR + 3.75%	08/01/2025	304,867	303,248
DG Investment Intermediate Hlgds, Inc. TL 1L	17.44%	1M SOFR + 4.75%	03/31/2028	1,475,020	1,414,176
DG Investment Intermediate Holdings 2, Inc., Initial	7.82%	1M US L + 3.75%	03/31/2028	85,067	81,239
TRC Companies 11/21 TL	8.13%	1M US L + 3.75%	12/08/2028	1,392,799	1,328,033
Total Construction & Engineering				3,257,753	3,126,696

Construction Materials - 0.36% (0.21% of Total Investments)
Schweitzer-Mauduit International, Inc., B	8.19%	1M US L + 3.75%	04/20/2028	490,676	458,782
Smyrna Ready Mix Concrete, LLC TLB 1L	8.67%	1M SOFR + 4.25%	04/02/2029	361,013	352,891
Total Construction Materials				851,689	811,673

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Containers & Packaging - 3.62% (2.11% of Total Investments)
Clydesdale Acquisition Holdings, Inc.	8.36%	1M SOFR + 4.18%	04/13/2029	$2,548,981	$2,422,602
LABL, INC. TL 1L	9.38%	1M US L + 5.00%	10/29/2028	962,160	910,713
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 U.S.	7.63%	1M US L + 3.25%	09/24/2028	80,654	79,456
Pelican Products, Inc. TL	8.71%	3M US L + 4.25%	12/29/2028	486,353	432,855
Pregis TopCo LLC, Initial	7.99%	1M US L + 3.75%	07/31/2026	1,118,139	1,084,874
Pretium PKG Holdings, Inc., Initial	7.99%	3M US L + 4.00%	10/02/2028	354,415	281,508
ProAmpac PG Borrower LLC, 2020-1	7.87%	3M US L + 3.75%	11/03/2025	77,327	73,815
RLG Holdings LLC, Closing Date Initial	8.38%	1M US L + 4.00%	07/07/2028	1,656,637	1,555,864
Sabert Corp., Initial	8.94%	1M US L + 4.50%	12/10/2026	1,267,493	1,254,818
Total Containers & Packaging				8,552,159	8,096,505

Distributors - 0.63% (0.37% of Total Investments)
American Tire Distributors, Inc., TLB	10.61%	3M US L + 6.25%	10/20/2028	497,700	452,907
BCPE Empire Holdings, Inc.
Initial	8.38%	1M US L + 4.00%	06/11/2026	333,786	324,190
Term Loans	9.05%	1M SOFR + 4.63%	06/11/2026	101,308	98,269
Ingram Micro, Inc., Initial	8.23%	3M US L + 3.50%	06/30/2028	541,979	532,494
Total Distributors				1,474,773	1,407,860

Diversified Consumer Services - 3.68% (2.14% of Total Investments)
KUEHG Corp, B-3	8.48%	3M US L + 3.75%	02/21/2025	1,963,387	1,881,043
Learning Care Group No. 2, Inc., 2020 Incremental	12.98%	3M US L + 8.50%	03/13/2025	382,153	370,689
LifeMiles, Ltd., Initial	9.98%	3M US L + 5.25%	08/30/2026	73,798	68,337
Pug LLC, B-2	8.63%	1M US L + 4.25%	02/12/2027	1,511,736	1,247,183
Sabre GLBL Inc., TLB 1L
2022 Term B Loans	8.67%	1M SOFR + 4.25%	06/30/2028	63,944	58,269
2022 Term B-2 Loans	9.42%	1M SOFR + 5.00%	06/30/2028	310,435	285,408
Sabre GLBL, Inc.
2021 Other B-1	7.88%	1M US L + 3.50%	12/17/2027	179,825	163,191
2021 Other B-2	7.88%	1M US L + 3.50%	12/17/2027	286,652	260,137
Seren BidCo AB TL 1L	9.25%	3M US L + 4.00%	11/16/2028	669,935	648,162
SkyMiles IP, Ltd., Initial	7.99%	3M US L + 3.75%	10/20/2027	95,123	96,835
Spin Holdco, Inc., Initial	8.77%	3M US L + 4.00%	03/04/2028	1,424,625	1,196,329
St. George's University Scholastic Services LLC, Initial Term Loans	7.63%	1M US L + 3.25%	02/10/2029	72,470	70,350
Staples, Inc., 2019 Refinancing New B-1	9.44%	3M US L + 5.00%	04/16/2026	962,809	888,461
The Knot WorldWide Inc. Tl 1L	8.92%	1M SOFR + 4.50%	12/19/2025	847,844	835,127
TruGreen LP, Second Refinancing	8.38%	1M US L + 4.00%	11/02/2027	180,074	159,478
Total Diversified Consumer Services				9,024,810	8,228,999

Diversified Financial Services - 2.67% (1.55% of Total Investments)
Edelman Financial Center LLC, Initial (2021)	7.88%	1M US L + 3.50%	04/07/2028	424,070	394,703
FOCUS FINANCIAL PARTNERS, LLC, TLB	7.33%	1M SOFR + 3.25%	06/30/2028	1,033,850	1,020,069
Galaxy US Opco Inc. TL	9.07%	1M SOFR + 4.75%	04/29/2029	616,964	556,810
HighTower Holding LLC, Initial	8.28%	3M US L + 4.00%	04/21/2028	557,494	509,176
Mercury Borrower, Inc., TL	8.25%	3M US L + 3.50%	08/02/2028	254,757	242,763
Nexus Buyer LLC, B	8.13%	1M US L + 3.75%	11/09/2026	346,963	331,721
Paysafe Holdings US Corp., Facility B1	7.13%	1M US L + 2.75%	06/28/2028	145,427	138,368
VeriFone Systems, Inc., Initial	8.36%	3M US L + 4.00%	08/20/2025	2,955,271	2,704,546
VFH Parent LLC TLB 1L	7.42%	1M SOFR + 3.00%	01/13/2029	75,641	73,485
Total Diversified Financial Services				6,410,437	5,971,641

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Diversified Telecommunication Services - 4.76% (2.77% of Total Investments)
Altice Financing S.A. TL 1L	9.57%	3M SOFR + 5.00%	10/28/2027	$923,198	$881,654
Altice Financing S.A. TL1L	6.83%	1M US L + 2.75%	01/31/2026	496,084	476,240
Altice France S.A., USD TLB-13 Incremental	8.65%	3M US L + 4.00%	08/14/2026	2,262,613	2,099,524
Altice France SA	7.77%	3M US L + 3.69%	01/31/2026	495,432	457,863
Consolidated Communications, Inc., B-1	7.88%	1M US L + 3.50%	10/02/2027	700,484	616,279
DIRECTV Financing LLC, Closing Date	9.38%	1M US L + 5.00%	08/02/2027	1,916,655	1,861,954
Intelsat Jackson Holdings S.A.	7.44%	6M SOFR + 4.25%	02/01/2029	878,931	846,912
LCPR Loan Financing LLC, 2021 Additional	8.07%	1M US L + 3.75%	10/16/2028	583,258	577,063
Sorenson Communications LLC, 2021	10.23%	3M US L + 5.50%	03/17/2026	180,412	171,505
Syniverse Holdings, Inc.TL 1L	10.55%	3M SOFR + 7.00%	05/13/2027	429,476	373,107
Viasat, Inc.	8.70%	1M SOFR + 4.50%	03/04/2029	595,387	578,085
Windstream Services II LLC, Initial	10.44%	1M US L + 6.25%	09/21/2027	1,433,734	1,293,945
Xplornet Communications, Inc. TL 1L	8.38%	1M US L + 4.00%	10/02/2028	139,921	108,205
Zacapa S.a.r.l. TL 1L	8.83%	3M SOFR + 4.25%	03/22/2029	309,309	296,615
Total Diversified Telecommunication Services				11,344,894	10,638,951

Electric Utilities - 0.16% (0.09% of Total Investments)
Generation Bridge Acquisition LLC
B	9.73%	3M US L + 5.00%	12/01/2028	344,111	340,670
C	9.73%	3M US L + 5.00%	12/01/2028	7,560	7,484
Total Electric Utilities				351,671	348,154

Electrical Equipment - 0.36% (0.21% of Total Investments)
Energy Acquisition LP
Initial	8.63%	1M US L + 4.25%	06/26/2025	709,350	631,989
Tranche B(h)	7.50%	N/A	06/26/2025	183,748	163,076
Total Electrical Equipment				893,098	795,065

Electronic Equipment, Instruments & Components - 1.11% (0.64% of Total Investments)
Infinite Bidco LLC, Initial	7.98%	3M US L + 3.25%	03/02/2028	1,237,609	1,182,944
Mavenir Systems, Inc., Initial	9.42%	3M US L + 4.75%	08/18/2028	486,314	392,699
Natel Engineering Company, Inc., Initial	10.42%	3M US L + 6.25%	04/30/2026	505,451	469,650
Triton Solar US Acquisition Co., Initial	10.18%	3M US L + 6.00%	10/29/2024	237,314	189,851
Xperi Holding Corp., Initial B	7.88%	1M US L + 3.50%	06/08/2028	244,332	235,169
Total Electronic Equipment, Instruments & Components				2,711,020	2,470,313

Energy Equipment & Services - 0.40% (0.23% of Total Investments)
Lealand Finance Company B.V.
Make-Whole	7.07%	3M US L + 3.00%	06/30/2024	8,469	5,293
Take-Back	5.38%	3M US L + 1.00%	06/30/2025	47,934	25,096
Par Petroleum LLC, Closing Date	10.58%	3M US L + 6.75%	01/12/2026	303,013	297,459
WaterBridge Midstream Operating LLC, Initial	9.13%	3M US L + 5.75%	06/22/2026	586,440	562,431
Total Energy Equipment & Services				945,856	890,279

Food & Staples Retailing - 0.38% (0.22% of Total Investments)
Rent-A-Center, Inc.	7.69%	3M US L + 3.25%	02/17/2028	890,092	855,601

Food Products - 0.68% (0.40% of Total Investments)
Chill Merger Sub, Inc.	8.23%	3M US L + 3.50%	03/20/2024	1,250,000	1,096,875
Pacific Bells LLC, Initial Term	9.34%	3M SOFR + 4.50%	11/10/2028	363,339	340,329
Whole Earth Brands, Inc., Term Loan	9.23%	3M SOFR + 4.50%	02/05/2028	99,348	90,904
Total Food Products				1,712,687	1,528,108

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Health Care Equipment & Supplies - 1.18% (0.69% of Total Investments)
Bausch & Lomb Inc TL 1L	7.84%	1M SOFR + 3.25%	05/10/2027	$1,437,017	$1,364,275
Curium BidCo S.a r.l., Term Loan	8.98%	3M US L + 4.25%	12/02/2027	420,130	408,576
Medplast Holdings, Inc., Initial Term Loan (Late June/Early July)	8.13%	1M US L + 3.75%	07/02/2025	979,540	860,565
Total Health Care Equipment & Supplies				2,836,687	2,633,416

Health Care Providers & Services - 4.94% (2.87% of Total Investments)
Accelerated Health Systems, LLC TLB 1L	8.98%	3M SOFR + 4.25%	02/15/2029	306,613	247,973
AEA International Holdings S.a.r.l., Initial	8.50%	3M US L + 3.75%	09/07/2028	215,062	212,374
Cambrex Corp., Tranche B-2 Dollar	7.92%	1M SOFR + 3.50%	12/04/2026	248,492	240,975
Corgi Bidco, INC. TL 1L	8.78%	3M SOFR + 5.00%	10/13/2029	1,251,650	1,169,667
Curia Global, Inc., 2021	8.16%	3M US L + 3.75%	08/30/2026	152,107	124,569
Envision Healthcare Corp.
New Money First Out Term Loan	12.01%	3M SOFR + 7.79%	03/31/2027	114,324	101,320
Second Out Term Loan	8.37%	3M SOFR + 4.25%	03/31/2027	808,908	275,029
Eyecare Partners LLC
Amendment No. 1	8.48%	3M US L + 3.75%	11/15/2028	962,686	807,212
Initial	8.48%	3M US L + 3.75%	02/18/2027	477,510	380,418
Global Medical Response, Inc.
2018 New	8.63%	1M US L + 4.25%	03/14/2025	645,471	454,250
2020 Refinancing	8.42%	1M US L + 4.25%	10/02/2025	1,120,224	780,662
Heartland Dental LLC, 2021 Incremental	8.39%	1M US L + 4.00%	04/30/2025	640,723	594,271
Heartland Dental, LLC, Initial	8.13%	1M US L + 3.75%	04/30/2025	488,500	450,397
Hunter Holdco 3, Ltd., Initial Dollar	8.98%	3M US L + 4.25%	08/19/2028	474,011	463,938
Midwest Veterinary Partners LLC, Initial	7.37%	3M US L + 4.00%	04/27/2028	1,529,167	1,360,959
Parexel International Corp.	7.32%	3M US L + 3.25%	11/15/2028	996,275	957,809
Pathway Vet Alliance LLC, 2021 Replacement	8.13%	1M US L + 3.75%	03/31/2027	297,290	245,882
Radiology Partners, Inc., B	8.64%	1M US L + 4.25%	07/09/2025	705,573	590,036
Sharp MidCo, LLC TL 1L	8.73%	3M US L + 4.00%	12/31/2028	348,273	329,118
Southern Veterinary Partners LLC, Initial	8.38%	1M US L + 4.00%	10/05/2027	90,327	86,337
Summit Behavioral 11/21	9.45%	3M US L + 4.75%	11/24/2028	726,292	682,715
WCG Purchaser Corp., Initial	8.38%	1M US L + 4.00%	01/08/2027	535,538	484,662
Total Health Care Providers & Services				13,135,016	11,040,573

Health Care Technology - 3.29% (1.91% of Total Investments)
Athenahealth Group Inc. TLB 1L	7.82%	1M SOFR + 3.50%	02/15/2029	3,265,023	2,939,696
Athenahealth Group Inc., 1L	7.82%	3M US L + 3.50%	02/15/2029	556,175	83,628
Gainwell Acquisition Corp., B	8.73%	3M US L + 4.00%	10/01/2027	1,983,527	1,857,077
MJH Healthcare Holdings, LLC L1	7.69%	1M SOFR + 3.50%	01/28/2029	229,273	219,960
TTF Holdings LLC, Initial	8.13%	3M US L + 4.00%	03/31/2028	717,439	706,677
Waystar Technologies, Inc., Initial	8.38%	1M US L + 4.00%	10/22/2026	806,557	791,096
Zelis Cost Management Buyer, Inc., B-1	7.88%	1M US L + 3.50%	09/30/2026	757,808	748,260
Total Health Care Technology				8,315,802	7,346,394

Hotels, Restaurants & Leisure - 3.70% (2.15% of Total Investments)
19th Holdings Golf	7.28%	1M SOFR + 3.00%	02/07/2029	940,135	860,223
Aimbridge Hsp Incre CL TLB	9.10%	1M US L + 4.75%	02/02/2026	246,846	224,245
Alterra Mountain Co., Series B-2	7.88%	1M US L + 3.50%	08/17/2028	525,306	517,758
Arcis 11/21 Cov-Lite TLB	8.63%	1M US L + 4.25%	11/24/2028	307,285	298,835
Carnival Corp., Initial Advance	5.88%	1M US L + 3.00%	06/30/2025	994,898	951,192
CARNIVAL CORPORATION TLB 1L	6.13%	1M US L + 3.25%	10/18/2028	498,741	465,574
Cinemark USA, Inc., Additional	6.15%	1M US L + 1.75%	03/31/2025	492,121	472,008
Entain Holdings (Gibraltar) Limited, TLB	7.51%	3M SOFR + 3.60%	10/31/2029	564,901	561,608
Fertitta Entertainment, LLC TLB 1L	8.32%	1M SOFR + 4.00%	01/27/2029	1,581,187	1,500,357

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Hotels, Restaurants & Leisure (continued)
Flutter Financing B.V. TLB 1L	7.01%	1M SOFR + 3.25%	07/22/2028	$452,812	$450,235
Herschend Entertainment Company LLC, Initial (2021)	8.19%	1M US L + 3.75%	08/27/2028	131,733	130,251
MIC Glen LLC(g)	N/A	1M US L + 3.50%	07/21/2028	386,867	367,384
Playa Hotels & Resorts B.V., TLB	8.75%	3M SOFR + 4.25%	11/23/2028	633,770	616,741
Travel + Leisure Co.	8.61%	6M SOFR + 4.50%	12/14/2029	147,708	145,123
United PF Holdings LLC
Incremental Term Loan	12.17%	3M US L + 8.50%	12/30/2026	352,800	310,464
Initial	7.67%	3M US L + 4.00%	12/30/2026	506,933	408,081
Total Hotels, Restaurants & Leisure				8,764,043	8,280,079

Household Durables - 1.77% (1.03% of Total Investments)
At Home Group, Inc., Initial	8.98%	3M US L + 4.00%	07/24/2028	419,669	328,706
Conair Holdings LLC, Initial	8.48%	3M US L + 3.75%	05/17/2028	759,928	635,490
Hunter Douglas Inc. TLB 1L	7.86%	3M SOFR + 3.50%	02/26/2029	2,240,825	1,962,716
Mattress Firm, Inc., 2021	8.43%	6M US L + 4.25%	09/25/2028	591,391	501,943
Weber-Stephen Products LLC, Initial B	7.63%	1M US L + 3.25%	10/30/2027	495,393	416,130
Weber-Stephen Products LLC TLB 1L	8.67%	1M SOFR + 4.25%	10/30/2027	136,352	115,899
Total Household Durables				4,643,558	3,960,884

Household Products - 0.81% (0.47% of Total Investments)
Olaplex, Inc. TL 1L	7.92%	3M SOFR + 3.50%	02/23/2029	1,179,295	1,096,744
Sunshine Luxembourg VII Sarl, Facility B3	8.48%	3M US L + 3.75%	10/01/2026	740,540	708,038
Total Household Products				1,919,835	1,804,782

Industrial Conglomerates - 1.28% (0.74% of Total Investments)
Circor International, Inc. TLB	5.00%	3M US L + 9.88%	12/20/2028	301,945	291,755
Madison IAQ LLC, Initial	7.99%	3M US L + 3.25%	06/21/2028	497,310	461,569
Majordrive Holdings IV LLC, Initial	8.81%	3M US L + 4.00%	06/01/2028	252,197	236,435
MajorDrive Holdings IV LLC	10.05%	3M SOFR + 5.50%	06/01/2029	295,238	280,476
Redwood Star Merger Sub, Inc.	8.92%	1M SOFR + 4.50%	04/05/2029	1,354,916	1,262,497
Star US Bidco LLC, Initial	8.98%	3M US L + 4.25%	03/17/2027	343,040	325,888
Total Industrial Conglomerates				3,044,646	2,858,620

Insurance - 3.11% (1.81% of Total Investments)
Acrisure LLC
11/21 Incremental	8.63%	1M US L + 4.25%	02/15/2027	293,454	283,427
2020	7.88%	1M US L + 3.50%	02/15/2027	801,389	750,301
2021-1 Additional	8.13%	1M US L + 3.75%	02/15/2027	681,375	645,814
Term Loan(g)	N/A	L + 5.75%	02/15/2027	688,359	681,475
AssuredPartners, Inc.	7.88%	1M US L + 3.50%	02/13/2027	1,037,996	1,003,742
ASSUREDPARTNERS, INC. TLB4 1L(g)	N/A	L + 4.25%	02/12/2027	97,459	96,668
Asurion LLC, New B-9	7.63%	1M US L + 3.25%	07/31/2027	1,308,184	1,142,214
Asurion LLC TLB 1L	8.68%	1M SOFR + 4.00%	08/19/2028	481,619	428,761
Baldwin Risk Partners LLC	7.79%	1M US L + 3.50%	10/14/2027	419,084	407,211
MIC Glen LLC	8.22%	1M US L + 4.00%	11/09/2029	281,649	278,286
OneDigital Borrower, LLC TL 1L	8.49%	3M SOFR + 4.25%	11/16/2027	1,316,405	1,240,712
Total Insurance				7,406,973	6,958,611

Internet and Catalog Retail - 0.37% (0.21% of Total Investments)
Shutterfly LLC, 2021 Refinancing B	9.07%	1M US L + 5.00%	09/25/2026	665,153	374,668
Titan Acquisition Co New Zealand Limited TL 1L	8.73%	3M US L + 4.00%	10/18/2028	462,682	441,477
Total Internet and Catalog Retail				1,127,835	816,145

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
IT Services - 2.29% (1.33% of Total Investments)
Avaya Holdings Corp.	14.34%	1M SOFR + 10.00%	12/15/2027	$260,870	$154,565
Avaya, Inc., Tranche B-2	8.32%	1M US L + 4.00%	12/15/2027	850,084	286,478
Constant Contact, Inc.	7.91%	3M US L + 4.00%	02/10/2028	1,669,196	1,462,633
Endurance International Group Holdings, Inc., Initial	7.72%	1M US L + 3.50%	02/10/2028	841,358	754,068
Intrado Corp., Initial B	8.41%	3M US L + 4.00%	10/10/2024	208,535	191,591
ION Trading Finance, Ltd., Initial Dollar (2021)	9.48%	3M US L + 4.75%	04/01/2028	1,007,638	952,933
Virtusa Corp.	8.13%	1M US L + 3.75%	02/11/2028	1,179,682	1,135,444
Virtusa Corporation TL 1L	8.17%	1M SOFR + 3.75%	02/15/2029	188,680	181,605
Total IT Services				6,206,043	5,119,317

Machinery - 1.50% (0.88% of Total Investments)
Chart Industries, Inc., TLB(g)	N/A	L + 3.75%	12/07/2029	1,138,979	1,125,459
ELEMENT MTRL TECH GP HLDG DTL	7.84%	3M US L + 4.25%	06/22/2029	322,794	314,724
ELEMENT MTRL TECH GP HLDG TL	7.90%	3M SOFR + 4.25%	06/22/2029	699,387	681,902
PRO MACH GROUP, INC, TLB(g)	N/A	L + 5.00%	08/31/2028	370,370	355,556
Pro Mach Group, Inc., Closing Date Initial	8.38%	1M US L + 4.00%	08/31/2028	912,525	886,062
Total Machinery				3,444,055	3,363,703

Media - 1.84% (1.07% of Total Investments)
Castle US Holding Corp., Initial Dollar	8.13%	1M US L + 3.75%	01/29/2027	1,049,167	638,681
Cimpress plc, Tranche B-1	7.88%	1M US L + 3.50%	05/17/2028	163,604	146,366
Creative Artists Agency LLC
Closing Date	8.13%	1M US L + 3.75%	11/27/2026	665,627	659,663
Incremental B-1	8.63%	1M US L + 4.25%	11/27/2026	366,083	362,802
Cumulus Media New Holdings, Inc., Initial	7.82%	3M US L + 3.75%	03/31/2026	699,859	653,668
Recorded Books, Inc., 2021 Replacement	8.32%	1M SOFR + 4.00%	08/29/2025	938,541	916,082
United Talent Agency LLC, B	8.44%	3M SOFR + 4.00%	07/07/2028	740,959	727,992
Total Media				4,623,840	4,105,254

Oil, Gas & Consumable Fuels - 0.66% (0.38% of Total Investments)
Brazos Delaware II LLC, Initial	8.35%	1M US L + 4.00%	05/21/2025	668,466	664,710
DELEK US HOLDINGS, INC. TLB(g)	N/A	L + 7.69%	11/19/2029	508,570	488,355
M6 ETX HOLDINGS II MIDCO LLC TLB 1L	9.16%	1M SOFR + 4.50%	09/19/2029	283,599	283,332
Permian Production Partners, LLC, Initial	10.39%	1M US L + 6.00%	11/20/2025	41,933	41,723
Total Oil, Gas & Consumable Fuels				1,502,568	1,478,120

Personal Products - 0.42% (0.24% of Total Investments)
KDC/ONE Development Corp., Inc., Initial (2020)	8.13%	1M US L + 3.75%	12/22/2025	969,773	933,610

Pharmaceuticals - 1.08% (0.63% of Total Investments)
Alvogen Pharma US, Inc.	11.20%	3M SOFR + 7.50%	06/30/2025	1,576,870	1,371,877
Amneal Pharmaceuticals, LLC, Initial Term Loan	8.09%	1M US L + 3.50%	05/04/2025	970,263	866,823
Endo Luxembourg Finance Company I S.a r.l., 2021	13.50%	1M US L + 6.00%	03/27/2028	229,232	182,812
Total Pharmaceuticals				2,776,365	2,421,512

Professional Services - 1.44% (0.84% of Total Investments)
AQ Carver Buyer, Inc., Initial	9.38%	1M US L + 5.00%	09/23/2025	453,853	452,719
Conduent Business Services, LLC TLB 1L	8.64%	1M US L + 4.25%	10/16/2028	307,979	293,094
Corporation Service Company TLB 1L	7.44%	1M SOFR + 3.25%	11/02/2029	351,483	347,090
Equiniti Group PLC, TLB	9.54%	6M US L + 4.75%	12/11/2028	333,313	329,840
UST Global, Inc.	8.14%	1M US L + 3.75%	11/20/2028	566,347	551,243
Vaco Holdings, LLC TL 1L	8.72%	3M SOFR + 5.00%	01/21/2029	1,288,207	1,237,748
Total Professional Services				3,301,182	3,211,734

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Real Estate Investment Trusts (REITs) - 0.21% (0.12% of Total Investments)
STARWOOD PROPERTY MORTGAGE, L.L.C	7.57%	1M SOFR + 3.25%	11/18/2027	$478,139	$470,221

Real Estate Management & Development - 0.46% (0.27% of Total Investments)
Forest City Enterprises LP, Replacement	7.88%	1M US L + 1.75%	12/08/2025	1,068,045	1,025,654

Road & Rail - 0.13% (0.08% of Total Investments)
Savage Enterprises LLC, Initial	7.64%	1M US L + 3.25%	09/15/2028	293,079	290,149

Software - 9.38% (5.45% of Total Investments)
Apex Group Treasury LLC TL 1L	9.32%	6M US L + 5.00%	07/27/2028	76,023	73,743
Apex Group Treasury, Ltd., USD	8.26%	3M US L + 3.75%	07/27/2028	1,026,990	975,640
Ascend Learning 11/21 TLB	7.88%	1M US L + 3.50%	12/11/2028	1,134,214	1,070,415
Astra Acquisition Corp. TL 1L	9.63%	1M US L + 5.25%	10/25/2028	653,456	576,132
Cardinal Parent, Inc., Initial	9.23%	3M US L + 4.50%	11/12/2027	237,814	209,871
CommerceHub, Inc., Initial	7.67%	3M US L + 4.00%	12/29/2027	817,052	747,194
Conservice Midco LLC, Initial	8.63%	1M US L + 4.25%	05/13/2027	1,102,720	1,067,344
Cornerstone OnDemand, Inc., Initial	8.13%	1M US L + 3.75%	10/16/2028	635,505	565,599
CT Technologies Intermediate Holdings, Inc., 2021	8.63%	1M US L + 4.25%	12/16/2025	259,273	236,586
DCert Buyer, Inc., Initial	8.70%	3M SOFR + 4.00%	10/16/2026	1,083,454	1,045,143
EagleView Technology Corp., Term Loan	8.23%	3M US L + 3.50%	08/14/2025	789,952	689,976
Fiserv Investment Solutions, Inc., Initial	8.32%	1M US L + 4.00%	02/18/2027	436,384	412,112
Greeneden U.S. Holdings I LLC, Initial Dollar (2020)	8.38%	1M US L + 4.00%	12/01/2027	1,422,902	1,363,325
Idera, Inc., B-1	7.50%	3M US L + 3.75%	03/02/2028	195,452	183,725
IGT Holding IV AB, Term Loan	8.13%	3M US L + 3.40%	03/31/2028	103,670	101,337
Imperva, Inc., Term Loan	8.59%	3M US L + 4.00%	01/12/2026	402,267	328,250
Magenta Buyer LLC, Initial	9.17%	3M US L + 4.75%	07/27/2028	2,153,604	1,833,256
MCAFEE CORP. TLB 1L	7.97%	1M SOFR + 3.75%	03/01/2029	2,920,038	2,710,934
MH Sub I LLC, 2020 June New	8.13%	1M US L + 3.75%	09/13/2024	1,162,431	1,127,977
Planview Parent, Inc., Closing Date	8.73%	3M US L + 4.00%	12/17/2027	951,089	880,604
Project Alpha Intermediate Holding, Inc., 2021 Refinancing	8.39%	1M US L + 4.00%	04/26/2024	1,565,785	1,524,683
Skillsoft Finance II, Inc., Initial	9.58%	1M SOFR + 5.25%	07/14/2028	357,268	296,533
SolarWinds Holdings, Inc., TL	7.95%	3M US L + 4.00%	02/05/2027	230,372	227,732
SS&C Technologies, Inc.
Term B-6 Loan	6.67%	1M SOFR + 2.25%	03/22/2029	257,508	252,422
Term B-7 Loan	6.67%	1M SOFR + 2.25%	03/22/2029	388,006	380,343
Ultimate Software 11/21 TL	7.00%	3M US L + 3.25%	05/04/2026	1,241,691	1,179,606
Upland Software, Inc., Initial	8.13%	1M US L + 3.75%	08/06/2026	967,500	919,125
Total Software				22,572,420	20,979,607

Specialty Retail - 1.47% (0.86% of Total Investments)
Bass Pro/Great American 11/21 TLB	8.13%	1M US L + 3.75%	03/06/2028	997,309	956,170
Fender Musical Instruments Corporation	8.42%	1M SOFR + 4.00%	12/01/2028	201,741	162,401
Franchise Group, Inc., Initial	8.69%	3M US L + 4.75%	03/10/2026	1,116,957	1,072,279
Jo-Ann Stores LLC, Additional B-1	9.08%	3M US L + 4.75%	07/07/2028	1,115,501	749,249
Rising Tide Holdings, Inc., Initial	9.48%	3M US L + 4.75%	06/01/2028	249,212	112,145
Torrid LLC, Closing Date	8.87%	3M US L + 5.50%	06/14/2028	299,397	241,763
Total Specialty Retail				3,980,117	3,294,007

Textiles, Apparel & Luxury Goods - 2.54% (1.48% of Total Investments)
ABG Intermediate Holdings 2 LLC, Tranche TLB-1 Term Loans	7.92%	1M SOFR + 3.50%	12/21/2028	1,210,564	1,169,707
BK LC Lux SPV S.a r.l., Facility B	7.66%	3M US L + 3.25%	04/28/2028	884,169	859,854
Champ Acquisition Corp., Initial	10.23%	3M US L + 5.50%	12/19/2025	460,241	454,488

		Reference Rate	Maturity	Principal
	Coupon(a)	& Spread	Date	Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Textiles, Apparel & Luxury Goods (continued)
Crocs, Inc.TLB 1L	7.73%	3M SOFR + 3.50%	02/20/2029	$2,470,406	$2,417,910
Elevate Textiles, Inc., Initial	8.86%	3M US L + 5.00%	05/01/2024	1,125,337	778,362
Total Textiles, Apparel & Luxury Goods				6,150,717	5,680,321

Wireless Telecommunication Services - 0.24% (0.14% of Total Investments)
LSF9 ATLANTIS HOLDINGS, LLC	11.83%	3M SOFR + 7.25%	03/31/2029	559,941	542,863

Total Senior Secured First Lien Loans (Cost $188,300,460)				$191,749,803	$174,951,866

				Shares	Value
COMMON STOCK - 0.11%* (0.06% of Total Investments)
Aerospace & Defense - 0.00%(i) (0.00% of Total Investments)
New Constellis Borrower LLC(j)				6,795	$2,548
Capital Markets - 0.01% (0.00% of Total Investments)
Carestream 10/22 Equity(j)				873	15,275
Food & Staples Retailing - 0.10% (0.06% of Total Investments)
CEC Brands, LLC(j)				10,454	214,307
Oil, Gas & Consumable Fuels - 0.00%(i) (0.00% of Total Investments)
Permian Production Partners(j)				18,995	12,347
Total Common Stock (Cost $103,712)				37,117	$244,477

				Shares	Value
RIGHTS - 0.00%* (0.00% of Total Investments)
Carestream Health, Inc. RTS(d)(j)				–	–
Total Rights (Cost $8,333)				–	$–

Total Investments - 172.01% (Cost $450,019,250)					$384,640,024
Liabilities in Excess of Other Assets - (0.03)%					(57,150)
Preferred Shares (Net of $1,028,692 Deferred Financing Costs) - (21.86)%					(48,871,308)
Leverage Facility (Net of $254,481 Deferred Leverage Costs) - (50.13)%					(112,095,519)
Net Assets Applicable to Common Shareholders - 100.00%					$223,616,047

*	Amounts above are shown as a percentage of net assets applicable to common shareholders as of December 31, 2022.
(a)	The rate shown is the coupon as of the end of the reporting period.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $200,162,313, which represents approximately 89.51% of the Trust's net assets as of December 31, 2022. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(d)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as a Level 3 asset.
(e)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of December 31, 2022.
(f)	Fair value includes the Trust's interest in fee rebates on CLO subordinated notes.

(g)	When-issued or delivery-delayed security. All or a portion of this position has not settled as of December 31, 2022. The interest rate shown represents the stated spread over the applicable reference rate floor; the Trust will not accrue interest until the settlement date, at which point the reference rate floor will be established. The total cost of securities purchased on a when-issued or delivery-delayed basis was $3,787,484 as of December 31, 2022.
(h)	Fixed rate.
(i)	Less than 0.005%.
(j)	Non-income producing security.

All securities held as of December 31, 2022 are pledged as collateral for the Trust’s credit facility.

1M US L - 1 Month LIBOR (London Interbank Offered Rate)

3M SOFR - 3 Month SOFR (Secured Overnight Financing Rate)

1M SOFR - 1 Month SOFR (Secured Overnight Financing Rate)

6M SOFR - 6 Month SOFR (Secured Overnight Financing Rate)

3M US L - 3 Month LIBOR (London Interbank Offered Rate)

6M US L - 6 Month LIBOR (London Interbank Offered Rate)

s.a.r.l - Societe Anonyme a Responsabilite Limitee (French: Limited Liability Company)